Derivative Financial Instruments - Additional Information (Detail) (Derivatives Not Designated as Hedging Instruments, Forward Contracts, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives Not Designated as Hedging Instruments | Forward Contracts
Derivative [Line Items]
Notional amounts of outstanding forward contracts for foreign currency purchases		¥ 653
Notional amounts of outstanding forward contracts for foreign currency sales	¥ 147	¥ 280